INCOME TAX CREDIT (Schedule of Overseas Tax Jurisdictions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effective tax rate
(Loss)/profit before taxation – continuing operations	$ (36,927)	$ (43,780)	$ (1,924)
As a percentage of (loss)/profit before tax
Current tax %	(0.72%)	(0.64%)	(5.77%)
Total (current and deferred) %	(0.16%)	(0.44%)	(3.85%)